Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—131.3%
AUSTRIA—0.9%
Benteler International AG, 10.50%, 05/15/2028(a)(b)		$6,819,000	$ 7,251,993
BRAZIL—1.6%
Minerva Luxembourg SA
4.38%, 03/18/2031(a)(b)		2,500,000	2,102,796
8.88%, 09/13/2033(a)(b)		9,711,000	10,241,920
Total Brazil			12,344,716
CANADA —3.5%
Bellatrix Exploration Ltd., 12.50%, 12/15/2023(b)(c)(d)(e)(f)		456,000	–
Bombardier, Inc.
7.50%, 02/01/2029(a)(b)		3,509,000	3,663,911
7.25%, 07/01/2031(a)(b)		901,000	927,544
7.00%, 06/01/2032(a)(b)		190,000	194,269
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		15,301,000	15,777,718
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(f)		6,336,000	6,511,077
Total Canada			27,074,519
CHINA—0.0%
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)(b)(c)		3,609,000	134,255
FRANCE—7.0%
Bertrand Franchise Finance SAS
FRN, 7.49%, 07/18/2030(a)(b)(g)	EUR	1,812,000	1,970,842
FRN, 7.49%, 07/18/2030(a)(b)(g)		2,400,000	2,610,387
Cerba Healthcare SACA, 3.50%, 05/31/2028(a)(b)		10,000,000	9,070,860
Electricite de France SA, (fixed rate to 03/15/2033, variable rate thereafter), 9.13%, 03/15/2033(a)(h)		$600,000	664,759
Iliad Holding SASU, 8.50%, 04/15/2031(a)(b)		7,511,000	7,825,163
Laboratoire Eimer Selas, 5.00%, 02/01/2029(a)(b)	EUR	10,500,000	9,887,009
Nova Alexandre III SAS
FRN, 8.91%, 07/15/2029(a)(b)(g)		5,600,000	6,099,993
FRN, 8.94%, 07/15/2029(a)(b)(g)		4,147,000	4,517,263
Societe Generale SA, (fixed rate to 11/22/2027, variable rate thereafter), 9.38%, 11/22/2027(a)(h)		$10,420,000	10,687,409
Total France			53,333,685
GERMANY—9.6%
HT Troplast GmbH
9.38%, 07/15/2028(a)(b)	EUR	7,884,000	8,563,388
9.38%, 07/15/2028(a)(b)		10,600,000	11,513,435
IHO Verwaltungs GmbH, 8.75%, 05/15/2028(a)(b)		3,000,000	3,469,964
ONE Hotels GmbH
7.75%, 04/02/2031(a)(b)		1,725,000	1,934,628
7.75%, 04/02/2031(a)(b)		2,300,000	2,579,504
PrestigeBidCo GmbH FRN, 7.46%, 07/01/2029(a)(b)(g)		7,156,000	7,812,299
	Shares or Principal Amount		Value

Standard Profil Automotive GmbH
6.25%, 04/30/2026(a)(b)	EUR	3,500,000	$ 3,334,750
6.25%, 04/30/2026(a)(b)		16,741,000	15,950,587
TK Elevator Holdco GmbH, 6.63%, 07/15/2028(a)(b)		17,212,500	18,134,877
Total Germany			73,293,432
HONG KONG—0.1%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(a)(b)		$700,000	655,922
ITALY—2.9%
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/2028(a)(b)	EUR	7,800,000	8,119,715
Optics Bidco SpA, Series 2038, 7.72%, 06/04/2038(a)(b)		$3,273,000	3,504,794
Rossini SARL FRN, 7.55%, 12/31/2029(a)(b)(g)	EUR	3,837,000	4,203,462
Telecom Italia Capital SA, 7.72%, 06/04/2038		$6,567,000	6,673,697
Total Italy			22,501,668
JAMAICA—0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S. PIK, 12.00%, 05/25/2027(b)(i)		1,489,044	1,478,619
JERSEY—1.5%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)(b)		11,740,000	11,787,324
LUXEMBOURG—13.3%
Albion Financing 2 SARL, 8.75%, 04/15/2027(a)(b)		22,985,000	23,288,195
Altice Financing SA, 5.75%, 08/15/2029(a)(b)		2,875,000	2,182,029
ARD Finance SA PIK, 6.50%, 06/30/2027(a)(b)(i)		610,732	154,210
Cidron Aida Finco SARL
6.25%, 04/01/2028(a)(b)	GBP	5,993,000	7,090,270
6.25%, 04/01/2028(a)(b)		8,100,000	9,583,045
Cullinan Holdco SCSp, 4.63%, 10/15/2026(a)(b)	EUR	6,031,000	5,670,374
HSE Finance SARL, 5.63%, 10/15/2026(a)(b)		2,900,000	1,176,947
LHMC Finco 2 SARL
PIK, 7.25%, 10/02/2025(a)(b)(i)		155,010	167,759
PIK, 7.25%, 10/02/2025(a)(b)(i)		5,201,647	5,629,482
Monitchem HoldCo 3 SA
8.75%, 05/01/2028(a)(b)		9,260,000	10,336,414
8.75%, 05/01/2028(a)(b)		12,500,000	13,953,042
PLT VII Finance SARL
FRN, 7.24%, 06/15/2031(a)(b)(g)		2,200,000	2,380,950
FRN, 7.24%, 06/15/2031(a)(b)(g)		3,000,000	3,246,750
Summer BC Holdco A SARL, 9.25%, 10/31/2027(a)(b)		16,128,842	17,128,148
Total Luxembourg			101,987,615
MEXICO—1.5%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		$1,079,000	817,045

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
MEXICO (continued)
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/2039(a)(b)(f)		$843,000	$ 885,639
Petroleos Mexicanos
3.75%, 11/16/2025(a)	GBP	6,192,000	7,569,086
6.50%, 03/13/2027		$2,250,000	2,163,929
Unifin Financiera SAB de CV, 8.38%, 01/27/2028(a)(b)(c)(d)		3,000,000	90,000
Total Mexico			11,525,699
NETHERLANDS—1.8%
Maxeda DIY Holding BV, 5.88%, 10/01/2026(a)(b)	EUR	7,000,000	5,928,024
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b)		$2,700,000	2,384,202
5.13%, 02/28/2030(a)(b)		6,000,000	5,299,381
Total Netherlands			13,611,607
NIGERIA—0.4%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(b)		2,860,000	2,787,356
SLOVENIA—2.6%
Summer BidCo BV
PIK, 10.00%, 02/15/2029(a)(b)(i)	EUR	7,735,814	8,591,182
PIK, 10.00%, 02/15/2029(a)(b)(i)		10,400,000	11,564,078
Total Slovenia			20,155,260
SPAIN—1.9%
Grifols SA
3.88%, 10/15/2028(a)(b)		14,100,000	13,428,557
4.75%, 10/15/2028(a)(b)		$1,000,000	912,399
Total Spain			14,340,956
SWEDEN—1.9%
Assemblin Caverion Group AB FRN, 7.20%, 07/01/2031(a)(b)(g)	EUR	4,722,000	5,099,550
Intrum AB
3.50%, 07/15/2026(a)(b)		2,300,000	1,729,977
9.25%, 03/15/2028(a)(b)		2,000,000	1,496,156
Verisure Midholding AB, 5.25%, 02/15/2029(a)(b)		5,900,000	6,313,759
Total Sweden			14,639,442
SWITZERLAND—2.5%
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)(b)		$7,446,000	7,351,013
Selecta Group BV
8.00%, 04/01/2026(a)(b)	EUR	5,400,000	5,687,818
PIK, 10.00%, 07/01/2026(a)(b)(i)		6,124,306	5,850,708
Total Switzerland			18,889,539
TURKEY—0.9%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		$5,390,000	5,531,358
Yapi ve Kredi Bankasi AS, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2031(a)(b)		983,000	983,138
Total Turkey			6,514,496
	Shares or Principal Amount		Value

UNITED ARAB EMIRATES—0.0%
Emirates Reit Sukuk II Ltd., 11.00%, 12/12/2025(a)		$162,000	$ 159,570
UNITED KINGDOM—31.2%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	22,800,000	23,811,663
BCP V Modular Services Finance II PLC, 6.13%, 11/30/2028(a)(b)	GBP	6,100,000	7,262,540
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(a)(b)	EUR	16,400,000	15,086,564
Bellis Acquisition Co. PLC
8.13%, 05/14/2030(a)(b)	GBP	2,900,000	3,689,417
8.13%, 05/14/2030(a)(b)		3,900,000	4,961,630
Bracken MidCo1 PLC PIK, 6.75%, 11/01/2027(a)(b)(i)		3,500,000	4,257,807
Constellation Automotive Financing PLC, 4.88%, 07/15/2027(a)(b)		5,430,000	5,968,360
Deuce Finco PLC, 5.50%, 06/15/2027(a)(b)		4,700,000	5,787,110
eG Global Finance PLC, 11.00%, 11/30/2028(a)(b)	EUR	7,800,000	8,958,594
EnQuest PLC, 11.63%, 11/01/2027(a)(b)		$23,350,000	23,876,351
Galaxy Finco Ltd., 9.25%, 07/31/2027(a)(b)	GBP	16,200,000	20,268,821
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)		9,400,000	12,852,342
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(a)(b)		$3,519,000	3,771,977
Intu Properties PLC, 11.00%, 12/04/2024(d)(e)	GBP	4,765,126	6,202,994
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	8,200,000	9,260,896
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)		19,148,000	21,087,645
Punch Finance PLC
6.13%, 06/30/2026(a)(b)	GBP	2,740,000	3,474,327
6.13%, 06/30/2026(a)(b)		3,700,000	4,691,609
RAY Financing LLC, 6.50%, 07/15/2031(a)(b)	EUR	2,956,000	3,269,112
Sherwood Financing PLC, 6.00%, 11/15/2026(a)(b)	GBP	14,100,000	15,877,968
Stonegate Pub Co. Financing PLC FRN, 10.27%, 07/31/2029(a)(b)(g)	EUR	2,940,000	3,181,815
Synthomer PLC
7.38%, 05/02/2029(a)(b)		2,259,000	2,583,545
7.38%, 05/02/2029(a)(b)		3,000,000	3,431,003
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/2032(a)(f)	GBP	4,807,000	6,324,488
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)		16,400,000	19,206,530
Total United Kingdom			239,145,108
UNITED STATES—43.7%
Adams Homes, Inc., 9.25%, 10/15/2028(a)(b)		$10,161,000	10,524,926
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		19,017,000	16,581,242
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/2026(a)(b)	EUR	10,000,000	8,820,486

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)(b)		$2,380,000	$ 2,224,965
4.75%, 03/01/2030(a)(b)		3,330,000	2,981,194
7.38%, 03/01/2031(a)(b)		20,242,000	20,440,776
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029(a)(b)		985,000	914,527
5.25%, 05/15/2030(a)(b)		12,110,000	10,560,805
10.88%, 01/15/2032(a)(b)		10,106,000	10,863,801
Citigroup, Inc., (fixed rate to 01/30/2025, variable rate thereafter), Series V, 4.70%, 01/30/2025(h)		3,935,000	3,883,778
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)(b)		850,000	828,535
9.00%, 09/30/2029(a)(b)		4,371,000	4,346,550
8.25%, 06/30/2032(a)(b)		10,890,000	11,298,408
Cogent Communications Group LLC, 7.00%, 06/15/2027(a)(b)		1,035,000	1,044,075
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)(b)		9,281,000	8,957,037
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(a)(b)		11,118,000	9,161,378
9.50%, 08/15/2029(a)(b)		4,421,000	4,426,526
CSC Holdings LLC
11.25%, 05/15/2028(a)(b)		2,452,000	2,216,798
6.50%, 02/01/2029(a)(b)		3,441,000	2,650,077
5.75%, 01/15/2030(a)(b)		5,407,000	2,180,974
4.13%, 12/01/2030(a)(b)		3,925,000	2,717,509
5.00%, 11/15/2031(a)(b)		862,000	345,560
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)(b)		2,650,000	2,640,375
Encore Capital Group, Inc., 9.25%, 04/01/2029(a)(b)		3,760,000	3,961,908
Frontier Communications Holdings LLC
6.75%, 05/01/2029(a)(b)		2,223,000	2,100,433
5.88%, 11/01/2029(b)		4,895,605	4,406,037
6.00%, 01/15/2030(a)(b)		8,883,000	8,005,724
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029(a)(b)		3,313,444	3,159,369
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(a)(b)	EUR	6,253,000	6,867,066
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		$11,321,000	10,622,953
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)(b)		1,070,000	1,045,076
6.13%, 03/15/2032(a)(b)		1,288,000	1,229,240
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		13,573,000	12,891,140
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(a)(b)		1,139,000	1,100,126
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)(b)		465,000	471,788
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(a)(b)		800,000	747,278
Shares or Principal Amount		Value

Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(a)(b)	$2,770,000	$ 2,767,507
10.50%, 05/15/2027(a)(b)	1,056,000	1,080,104
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)	10,042,000	10,244,848
NCL Corp. Ltd., 8.38%, 02/01/2028(a)(b)	845,000	890,254
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(a)(b)	12,446,000	12,189,222
New Cotai LLC, 5.00%, 02/02/2027(d)(e)	1,143,673	2,806,345
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)(b)	3,000,000	2,968,332
Paramount Global, (fixed rate to 02/28/2027, variable rate thereafter), 6.25%, 02/28/2057(b)	1,000,000	873,397
Sabre GLBL, Inc.
8.63%, 06/01/2027(a)(b)	6,494,000	6,070,658
11.25%, 12/15/2027(a)(b)	8,609,000	8,525,560
Sanchez Energy Corp., 7.25%, 07/15/2023(c)(d)	257,000	7,710
Staples, Inc.
10.75%, 09/01/2029(a)(b)	9,939,000	9,627,550
12.75%, 01/15/2030(a)(b)	153,761	119,404
Transocean, Inc.
8.75%, 02/15/2030(a)(b)(f)	1,378,800	1,448,340
8.50%, 05/15/2031(a)(b)	780,000	798,491
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(a)(b)	6,855,000	6,933,479
Series MAY, 10.50%, 02/15/2028(a)(b)	475,000	480,438
Univision Communications, Inc.
8.00%, 08/15/2028(a)(b)	7,768,000	7,806,452
4.50%, 05/01/2029(a)(b)	880,000	768,647
8.50%, 07/31/2031(a)(b)	7,012,000	6,937,078
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/2029(a)(b)	1,975,000	2,009,916
Venture Global LNG, Inc.
9.50%, 02/01/2029(a)(b)	3,003,000	3,340,805
8.38%, 06/01/2031(a)(b)	4,140,000	4,350,592
9.88%, 02/01/2032(a)(b)	19,309,000	21,434,662
Vistra Corp.
(fixed rate to 10/15/2026, variable rate thereafter), 8.00%, 10/15/2026(a)(h)	6,235,000	6,382,339
(fixed rate to 12/15/2026, variable rate thereafter), 7.00%, 12/15/2026(a)(h)	6,625,000	6,663,054
Vital Energy, Inc.
7.75%, 07/31/2029(a)(b)	1,335,000	1,350,059
9.75%, 10/15/2030(b)	7,411,000	8,100,897
7.88%, 04/15/2032(a)(b)	415,000	422,124
Total United States		334,616,704
ZAMBIA—2.3%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)(b)	12,140,000	11,936,874
9.38%, 03/01/2029(a)(b)	5,557,000	5,844,558
Total Zambia		17,781,432
Total Corporate Bonds		1,006,010,917

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
BANK LOANS—3.3%
LUXEMBOURG—0.6%
Albion Financing 3 SARL 2024 USD Term Loan B0.00%, 08/16/2029		$5,000,000	$ 5,037,500
UNITED KINGDOM—2.5%
Amber Finco PLC 2024 EUR Term Loan B0.00%, 07/12/2029	EUR	3,500,000	3,794,640
CD&R Firefly Bidco Ltd. 2024 GBP Term Loan B50.00%, 06/21/2028	GBP	9,700,000	12,454,250
Constellation Automotive Group Ltd. GBP 2nd Lien Term Loan B, 12.69%, 07/27/2029		2,000,000	1,816,912
Impala Bidco 0 Ltd. GBP Term Loan B, 10.20%, 12/01/2028		1,000,000	1,237,342
Total United Kingdom			19,303,144
UNITED STATES—0.2%
Lorca Holdco Ltd. 2024 USD Term Loan B40.00%, 03/25/2031		$1,000,000	996,250
MLN U.S. HoldCo LLC
GBP 2nd Lien Term Loan B112.08%, 10/18/2027(d)		1,928,718	279,664
2022 Third Out Term Loan, 14.63%, 10/18/2027		971,200	48,560
Total United States			1,324,474
Total Bank Loans			25,665,118
COMMON STOCKS—1.0%
AUSTRALIA—0.0%
BIS Industries Ltd.(d)(e)(j)		804,308	–
HONG KONG—0.3%
Studio City International Holdings Ltd., ADR(d)(j)		98,050	660,583
Studio City International Holdings Ltd., ADR(d)(j)		183,525	1,236,445
Total Hong Kong			1,897,028
UNITED STATES—0.7%
Digicel International Finance Ltd.(d)(j)		3,290	7,775
Foresight Energy LLC(d)(e)(j)		74,058	943,492
Kca Kelly Topco(d)(e)		11,090	775,856
Larchmont Intermediate Holdco LLC(d)(e)		1,661	24,870
Shares or Principal Amount		Value

New Cotai LLC(d)(e)(j)	971,487	$ 954,000
Thunderbird Resources Equity, Inc.(d)(j)	7	25,850
True Religion Common(d)(e)(j)	61	2,873,350
Total United States		5,605,193
Total Common Stocks		7,502,221
PREFERRED STOCKS—0.0%
UNITED STATES—0.0%
Digicel International Finance Ltd.(d)(j)	873	3,372
True Religion Preferred(d)(e)(j)	64	318,675
Total United States		322,047
Total Preferred Stocks		322,047
SHORT-TERM INVESTMENT—10.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(k)	78,231,981	78,231,981
Total Short-Term Investment		78,231,981
Total Investments (Cost $1,135,403,325)—145.8%		1,117,732,284
Liabilities in Excess of Other Assets—(45.8%)		(351,253,135)
Net Assets—100.0%		$766,479,149

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Security is in default.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Sinkable security.
(g)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2024.
(h)	Perpetual maturity. Maturity date presented represents the next call date.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Non-income producing security.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HKD	Hong Kong Dollar
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2024
abrdn Income Credit Strategies Fund

At July 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/15/2024	Citibank N.A.	GBP	1,512,444	USD	1,970,964	$1,944,567	$(26,397)
08/15/2024	Morgan Stanley & Co.	GBP	2,837,167	USD	3,678,723	3,647,777	(30,946)
08/15/2024	UBS AG	GBP	878,076	USD	1,135,020	1,128,952	(6,068)
Euro/United States Dollar
08/15/2024	Goldman Sachs & Co.	EUR	13,741,231	USD	15,013,396	14,880,372	(133,024)
08/15/2024	Morgan Stanley & Co.	EUR	1,691,584	USD	1,835,843	1,831,815	(4,028)
Hong Kong Dollar/United States Dollar
08/15/2024	Morgan Stanley & Co.	HKD	914,593	USD	117,195	117,106	(89)
08/15/2024	UBS AG	HKD	247,209	USD	31,674	31,653	(21)
						$23,582,242	$(200,573)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/15/2024	Morgan Stanley & Co.	USD	73,533,473	GBP	57,023,694	$73,315,997	$217,476
08/15/2024	Morgan Stanley & Co.	USD	958,335	GBP	745,843	958,939	(604)
08/15/2024	Royal Bank of Canada	USD	583,230	GBP	455,552	585,708	(2,478)
08/15/2024	UBS AG	USD	94,462,875	GBP	73,694,165	94,749,406	(286,531)
United States Dollar/Euro
08/15/2024	Citibank N.A.	USD	10,113,979	EUR	9,292,347	10,062,677	51,302
08/15/2024	Citibank N.A.	USD	8,800,946	EUR	8,174,119	8,851,749	(50,803)
08/15/2024	Royal Bank of Canada	USD	188,447,515	EUR	173,637,907	188,032,398	415,117
08/15/2024	UBS AG	USD	166,285,977	EUR	153,355,397	166,068,481	217,496
United States Dollar/Hong Kong Dollar
08/15/2024	Morgan Stanley & Co.	USD	751,193	HKD	5,863,073	750,720	473
08/15/2024	Royal Bank of Canada	USD	20,703	HKD	161,476	20,676	27
08/15/2024	UBS AG	USD	41,210	HKD	321,689	41,191	19
						$543,437,942	$561,494
Unrealized appreciation on forward foreign currency exchange contracts							$901,910
Unrealized depreciation on forward foreign currency exchange contracts							$(540,989)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
6

Notes to Portfolio of Investments  (concluded)
July 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
7